Share-Based Payments (Details) - 2025 Equity Incentive Plan [Member]		1 Months Ended	12 Months Ended
	Jun. 17, 2025 $ / shares	Jun. 30, 2025 shares	Dec. 31, 2024 USD ($)
Share-Based Payments [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.7425
Share-based compensation (in Dollars) | $			$ 1,529,138
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares were granted		284,481
Common Class B [Member]
Share-Based Payments [Line Items]
Shares were granted		37,955
Vested employees		1